ORGANIZATION AND BASIS OF PRESENTATION (Details)		12 Months Ended
	Feb. 11, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Net proceeds | $		$ 149,411,950
IPO | American depositary shares
ORGANIZATION AND BASIS OF PRESENTATION
Share price (in USD per share) | $ / shares	$ 19.00
Shares issued (in shares) | shares	8,457,100
Net proceeds | $	$ 145,900,000
Number of ordinary shares represented by each ADS	1.25
Underwriters' option | American depositary shares
ORGANIZATION AND BASIS OF PRESENTATION
Shares issued (in shares) | shares	1,103,100
Adagene (Hong Kong) Limited
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company			100.00%
Adagene Incorporated
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company			100.00%
Adagene (Suzhou) Limited
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company			100.00%
Adagene Australia PTY Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company			100.00%
Adagene PTE. Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company			100.00%
Adagene AG
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company			100.00%
Adagene Project C1 PTE. Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company			100.00%